Equity - Narrative (Details) € / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 EUR (€) € / shares shares	Jul. 31, 2024 EUR (€) shares	Nov. 30, 2023 EUR (€) shares	Nov. 01, 2023 shares	Jul. 31, 2023 EUR (€) shares	Dec. 31, 2021 EUR (€)
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ (15,000,000)	€ 8,000,000	€ 131,000,000
Remuneration of shareholder	€ 831,000,000	€ 250,000,000	578,000,000
Percentage of acceptance obtained by the company in relation to the amount of theIssuance of the subordinated hybrid bond		94.28%
Total amount related to the repurchase of the subordinated hybrid bond		€ 500,000,000
The costs of the bond issue and the accrued interest and coupon payment during the period		471,000,000
Total amount accepted related to the repurchase of the subordinated hybrid bond		€ 29,000,000
Percentage of the Azores highway sold to the infrastructure funds Horizon and RiverRock		89.20%
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	10.00%				10.00%
Equity	€ 8,120,000,000	€ 5,879,000,000	6,473,000,000								€ 5,946,000,000
Purchase of treasury shares	26,756,284
Profit (loss)	3,490,000,000	511,000,000	305,000,000
Share capital increase attributable to noncontrolling interests	22,000,000	117,000,000
Impact on hedge reserves	129,000,000	6,000,000
Maximun shares | $					$ 0.6
Increase (decrease) in equity	2,309,000,000	(467,000,000)
Currency translation differences	139,000,000	(125,000,000)
Cash and cash equivalents	€ 4,828,000,000	4,789,000,000	5,130,000,000								5,536,000,000
Percentage of shares of the Company as a maximum of the share capital	5.00%
Price paid for the purchase of shares	€ 272,000,000
Acquisition of shares	7,169,540
Reduction of issued capital	200,000
19,75% HAH Sale [Member]
Detail of information about equity [Line Items]
Currency translation differences and debt hedging derivatives	0.1975
Currency translation differences and debt hedging derivatives related to the sale proceeds	55,000,000
Currency translation difference and debt hedging derivatives related to the sale amount (II)	(84,000,000)
Grupo Serveo, S.L.
Detail of information about equity [Line Items]
Currency translation differences and debt hedging derivatives	0.2478
Ferrovial SA [Member]
Detail of information about equity [Line Items]
Profit (loss)	3,270,000,000	3,270,000,000
Ferrovial SA [Member] | Cash flow impact [Member]
Detail of information about equity [Line Items]
Remuneration of shareholder	831,000,000
Ferrovial SE [Member]
Detail of information about equity [Line Items]
Interim scrip dividend	0.3033
I77 mobility partners [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	0	0
I66 mobility partners [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	0	26,000,000
FAM construction LLC [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	22,000,000	60,000,000
Dalaman international airport [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	0	0
Equity swaps corporate [Member]
Detail of information about equity [Line Items]
Variation of net financial derivatives fair value effect on profit and loss	17,000,000	25,000,000
May [Member]
Detail of information about equity [Line Items]
Number of shares issued | shares							4,719,782
May [Member] | Ferrovial SE [Member]
Detail of information about equity [Line Items]
Price paid for the purchase of shares	361,000,000
Acquisition of shares	€ 10,355,493
June [Member]
Detail of information about equity [Line Items]
Number of shares issued | shares	120,211				120,211
Amount of the free allotment rights purchased							€ 48,000,000
Percentage of Ferrovial shares outstanding received the dividend in the form of new Ferrovial shares.	78.21%				78.21%
December [Member]
Detail of information about equity [Line Items]
Number of shares issued | shares	80,694				80,694
Amount of the free allotment rights purchased						€ 57,000,000
Price paid for the purchase of shares	€ 339,000,000	52,000,000
Acquisition of shares	€ 9,231,251	2,000,000
Percentage of Ferrovial shares outstanding received the dividend in the form of new Ferrovial shares.	82.66%				82.66%
December [Member] | Cash flow impact [Member]
Detail of information about equity [Line Items]
Cash and cash equivalents	€ 25,000,000
December [Member] | Ferrovial SE [Member]
Detail of information about equity [Line Items]
Price paid for the purchase of shares		62,000,000
Acquisition of shares		1,900,000
November [Member]
Detail of information about equity [Line Items]
Number of shares issued | shares						7,402,412			8,193,687
Amount of the free allotment rights purchased								€ 78,000,000
Price per share related to the free allotment rights purchased | € / shares						€ 0.4597
July [Member]
Detail of information about equity [Line Items]
Number of shares issued | shares										5,051,417
Amount of the free allotment rights purchased										€ 58,000,000
Interest rate swap contract to cover the bank debt obtained by Ferrovial SE in 2022 [Member] | Ferrovial SA [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax		(9,000,000)
Currency translation differences relating of the divestment in IRB [Member] | IRB infrastructure developers limited [Member]
Detail of information about equity [Line Items]
Total stake retain by Ferrovial for associates	5.00%
Impact accumulated in reserves of the pre hedged bond issuance initially planned for 2018 [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax		6,000,000
United States of America, Dollars
Detail of information about equity [Line Items]
The price market value of the treasury shares held	€ 33,000,000	(52,000,000)
Canada, Dollars
Detail of information about equity [Line Items]
Currency translation differences	€ (12,000,000)	€ (34,000,000)
India, Rupees
Detail of information about equity [Line Items]
Par value per share | € / shares	€ 57.24	€ 41.55
Currency translation differences	€ 18,000,000
Fully consolidated companies [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves	104,000,000	€ (9,000,000)
Equity accounted companies [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves	21,000,000	17,000,000
Companies held for sale and discontinued operations [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves		(5,000,000)
Equity attributable to owners of parent [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	(15,000,000)	8,000,000	131,000,000
Total amount accepted related to the repurchase of the subordinated hybrid bond		114,000,000
Equity	6,075,000,000	3,766,000,000	4,233,000,000								4,156,000,000
Impact of share capital reduction reflecting the redemption of treasury shares recognized against unrestricted reserves	4,316,000,000
Purchase of treasury shares	€ 972,000,000	3,900,000
Reduction of share capital average price per share | € / shares	€ 29.17
Share capital ordinary shares | shares	7,753,399				7,753,399
The price market value of the treasury shares held	€ 315,000,000	157,000,000
Profit (loss)	3,239,000,000	341,000,000	188,000,000
Impact on hedge reserves	125,000,000	3,000,000
Currency translation differences	€ (33,000,000)	(83,000,000)
First recalculation annual coupon subordinated perpetual bond issued in 2017 through ferrovial netherlands BV	3634.00%
Non-controlling interests [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ 0	0	0
Equity	2,045,000,000	2,113,000,000	2,240,000,000								1,790,000,000
Profit (loss)	251,000,000	170,000,000	117,000,000
Impact on hedge reserves	4,000,000	3,000,000
Currency translation differences	106,000,000	(42,000,000)
Treasury shares [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ 0	€ 0	€ 0
Number of shares outstanding | shares	7,753,399	4,759,310	1,168,290		7,753,399
Equity	€ (78,000,000)	€ (78,000,000)	€ (26,000,000)								(124,000,000)
Profit (loss)	€ 0	€ 0	0
Treasury shares [member] | Ferrovial SE [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program								€ 500,000,000
Maximum number of shares approved in the treasury share buy back program | shares								34,000,000
Treasury shares [member] | Number of shares purchased [Member]
Detail of information about equity [Line Items]
Number of shares outstanding | shares	26,756,284	3,900,000			26,756,284
Treasury shares [member] | Number of shares applied to purpose [Member]
Detail of information about equity [Line Items]
Number of shares outstanding | shares	(23,762,195)	(308,980)			(23,762,195)
Treasury shares [member] | May [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program				€ 300,000,000
Maximum total investment amount				€ 600,000,000
Treasury shares [member] | April [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	€ 500,000,000
Cash equivalents	550,000,000
Maximun shares	37,000,000
Treasury shares [member] | August [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	300,000,000
Maximun shares	30,000,000
Treasury shares [member] | December [Member] | Cash flow impact [Member]
Detail of information about equity [Line Items]
Interim scrip dividend	0.0346
Reserves [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	0	€ 0	0
Equity	2,536,000,000		4,383,000,000								4,707,000,000
Profit (loss)	€ 3,239,000,000	€ 341,000,000	188,000,000
Share capital [Member]
Detail of information about equity [Line Items]
Par value per share | € / shares	€ 0.01
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	21.31%	20.56%			21.31%
Share capital [Member] | Board of Directors Chairman
Detail of information about equity [Line Items]
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	10.03%				10.03%
Share capital [Member] | Ordinary shares [member]
Detail of information about equity [Line Items]
Issued capital	€ 7,295,600	€ 7,406,884
Number of shares outstanding | shares	729,559,951	740,688,365			729,559,951
Share premium and merger premium [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ (13,000,000)
Share premium	4,426,000,000
Impact of share capital reduction reflecting the redemption of treasury shares recognized against unrestricted reserves		€ 4,316,000,000
Measurement Adjustment [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	(15,000,000)	8,000,000	131,000,000
Equity	(706,000,000)	(849,000,000)	(777,000,000)								€ (1,299,000,000)
Cumulative impact of other comprehensive income in equity	(534,000,000)
Measurement adjustments related to currency translation differences accumulated in reserves	(311,000,000)
Measurement adjustments related to pension plans	(455,000,000)
Measurement adjustments related to derivatives	232,000,000
Profit (loss)	€ 0	0	€ 0
Retained earnings and other reserves [Member]
Detail of information about equity [Line Items]
Equity		€ 370,000,000